UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30, 2008

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total (Thousands):   $79,256

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106       83    10653 SH       SOLE                    10653
Alliance Data Systems Corporat COM              018581108     2519    44547 SH       SOLE                    17564             26983
Altus Pharmaceuticals, Inc.    COM              02216N105       73    16370 SH       SOLE                    14145              2225
Amdocs Ltd.                    COM              G02602103     2040    69356 SH       SOLE                    66500              2856
AmeriSafe Inc.                 COM              03071H100      243    15230 SH       SOLE                    15230
Approach Resources Inc.        COM              03834A103      429    15995 SH       SOLE                    15995
Arch Capital Group Ltd.        COM              G0450A105     3643    54933 SH       SOLE                    29933             25000
Aruba Networks Inc.            COM              043176106      748   142951 SH       SOLE                    68373             74578
Atheros Communications, Inc.   COM              04743P108      444    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       49    14000 SH       SOLE                                      14000
Bill Barrett Corporation       COM              06846N104      722    12150 SH       SOLE                                      12150
Cavium Networks, Inc.          COM              14965A101     1180    56190 SH       SOLE                    40604             15586
Cbeyond, Inc.                  COM              149847105      507    31672 SH       SOLE                      900             30772
Centennial Communication Corp. COM              15133V208     3302   472323 SH       SOLE                   181329            290994
Cisco Systems                  COM              17275R102      966    41552 SH       SOLE                    32652              8900
Citigroup Inc. 		       COM              172967101      575    34325 SH       SOLE                                      34325
Citrix Systems, Inc.           COM              177376100     1130    38414 SH       SOLE                    31298              7116
CommVault Systems, Inc.        COM              204166102     1316    79078 SH       SOLE                    74078              5000
Complete Production Services,  COM              20453E109     1994    54748 SH       SOLE                    54748
Data Domain, Inc.              COM              23767P109      316    13543 SH       SOLE                    13543
Du Pont                        COM              263534109      272     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103     1468    53730 SH       SOLE                    40500             13230
EHealth, Inc.                  COM              28238P109     1773   100391 SH       SOLE                    47798             52593
Ecotality, Inc.                COM              27922Y103      672  4802141 SH       SOLE                  4802141
Google, Inc. - Cl A            COM              38259P508    24581    46695 SH       SOLE                    39526              7169
Greenfield Online              COM              395150105     1068    71611 SH       SOLE                    71611
HewlettPackard                 COM              428236103      572    12929 SH       SOLE                                      12929
Hittite Microwave Corporation  COM              43365Y104      339     9531 SH       SOLE                     2671              6860
Ikanos Communications, Inc.    COM              45173E105      375   111131 SH       SOLE                   111131
Keryx Biopharmaceuticals, Inc. COM              492515101       51   103200 SH       SOLE                                     103200
Linear Technology Corp.        COM              535678106     1642    50400 SH       SOLE                    21400             29000
Mellanox Technologies Ltd.     COM              M51363113     1492   110205 SH       SOLE                    90275             19930
MetroPCS Communications        COM              591708102    11093   626370 SH       SOLE                   214586            411784
Microchip Technology, Inc.     COM              595017104      244     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      303    11000 SH       SOLE                                      11000
Netezza Corporation            COM              64111N101      280    24264 SH       SOLE                    13610             10654
Northstar Neuroscience, Inc.   COM              66704V101       66    41449 SH       SOLE                    41449
Oxford BiomMedica Plc.	       COM		G6836F106      105   243306 SH	     SOLE				      243306
PROS Holdings, Inc.            COM              74346Y103      252    22400 SH       SOLE                    16000              6400
Positron Corp.                 COM              737397125       40   489642 SH       SOLE                                     489642
Riverbed Technology, Inc.      COM              768573107      403    29401 SH       SOLE                    27501              1900
SAVVIS, Inc.                   COM              805423308     1322   102398 SH       SOLE                    33390             69008
Salesforce.com, Inc.           COM              79466L302     1457    21351 SH       SOLE                    17400              3951
Seagate Technology             COM              G7945J104      296    15456 SH       SOLE                    15456
Shutterfly, Inc.               COM              82568P304      608    49776 SH       SOLE                    27216             22560
Skyepharma Plc. 	       COM              830808101      208   175876 SH       SOLE                                     175876
Solera Holdings, Inc.          COM              83421A104      702    25379 SH       SOLE                    18584              6795
Somaxon Pharmaceuticals, Inc.  COM              834453102      118    24707 SH       SOLE                    24707
SuperGen, Inc.                 COM              868059106      102    50009 SH       SOLE                                      50009
Syniverse Holdings, Inc.       COM              87163F106     1350    83345 SH       SOLE                    16121             67224
TransDigm Group Inc.           COM              893641100      611    18200 SH       SOLE                                      18200
Ulta Salon, Cosmetics & Fragra COM              90384S303      381    33854 SH       SOLE                    23196             10658
VNUS Medical Technologies, Inc COM              928566108      347    17328 SH       SOLE                    10074              7254
VanceInfo Technologies, Inc. - COM              921564100      521    61908 SH       SOLE                    44880             17028
Volcano Corporation            COM              928645100      233    19121 SH       SOLE                    15964              3157
YaHoo!, Inc.                   COM              984332106     1630    78920 SH       SOLE                    72920              6000